Note 17 - Deferred Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Tax credit related to tax losses			R$ 1,055.6	R$ 970.0
Tax loses carried forward in relation to credit			R$ 4,122.5	R$ 3,879.8
BRAZIL
Statement Line Items [Line Items]
Deferred taxes rate			25.00%
Social contribution rate			9.00%
ARGENTINA
Statement Line Items [Line Items]
Applicable tax rate, first two years after legislation changes	30.00%	35.00%